PARTNERSHIP CAPITAL	6 Months Ended
Jun. 30, 2019
Equity [abstract]
PARTNERSHIP CAPITAL
PARTNERSHIP CAPITAL
As at June 30, 2019, our partnership’s capital structure was comprised of three classes of partnership units: limited partnership units, preferred units and general partnership units. Limited partnership units entitle the holder to their proportionate share of distributions. Preferred units entitle the holder to cumulative preferential cash distributions in accordance with their terms. General partnership units entitle the holder to the right to govern the financial and operating policies of our partnership. The Holding LP’s capital structure is composed of four classes of partnership units: special general partner units, Holding LP Class A preferred units, managing general partner units and redeemable partnership units held by Brookfield.
(a) Special General and Limited Partnership Capital

	Special General Partner Units		Limited Partnership Units		Total
UNITS MILLIONS	As of and for the six-month period ended June 30, 2019	As of and for the 12 month period ended Dec. 31, 2018	As of and for the six-month period ended June 30, 2019	As of and for the 12 month period ended Dec. 31, 2018	As of and for the six-month period ended June 30, 2019	As of and for the 12 month period ended Dec. 31, 2018
Opening balance	1.6	1.6	277.3	276.6	278.9	278.2
Issued for cash	—	—	0.2	0.3	0.2	0.3
Conversion from Exchange LP Units	—	—	3.1	1.3	3.1	1.3
Repurchased and cancelled	—	—	(0.8)	(0.9)	(0.8)	(0.9)
Ending balance	1.6	1.6	279.8	277.3	281.4	278.9

The weighted average number of special general partner units outstanding for the three and six-month periods ended June 30, 2019 was 1.6 million (2018: 1.6 million). The weighted average number of limited partnership units outstanding for the three and six-month periods ended June 30, 2019 was 279.7 million and 278.9 million, respectively (2018: 276.7 million and 276.6 million).

	Special General Partner		Limited Partners		Total
US$ MILLIONS	As of and for the six-month period ended June 30, 2019	As of and for the 12 month period ended Dec. 31, 2018	As of and for the six-month period ended June 30, 2019	As of and for the 12 month period ended Dec. 31, 2018	As of and for the six-month period ended June 30, 2019	As of and for the 12 month period ended Dec. 31, 2018
Opening balance	$19	$19	$4,911	$4,907	$4,930	$4,926
Unit issuance	—	—	4	14	4	14
Conversion from Exchange LP Units	—	—	51	20	51	20
Repurchased and cancelled	—	—	(28)	(30)	(28)	(30)
Ending balance	$19	$19	$4,938	$4,911	$4,957	$4,930

During the six months ending June 30, 2019, our partnership repurchased and cancelled 0.8 million units for $28 million, and incurred less than $1 million in commission costs.

In July 2019, Brookfield Infrastructure issued 13.5 million L.P units at $42.5 per unit under shelf registrations in the U.S. and Canada. In total, $575 million of gross proceeds were raised through the issuance and $24 million in equity issuance costs were incurred. Concurrently, Brookfield Infrastructure issued 6.1 million Redeemable Partnership Units to Brookfield for gross proceeds of $250 million.

In June 2010, we implemented a distribution reinvestment plan (the “Plan”) that allows eligible holders of our partnership to purchase additional units by reinvesting their cash distributions. Under the Plan, units are acquired at a price per unit calculated by reference to the volume weighted average of the trading price for our units on the New York Stock Exchange for the five trading days immediately preceding the relevant distribution date. During the six-month period ending June 30, 2019, our partnership issued less than 1 million units for proceeds of $4 million (2018: less than 1 million units for proceeds of $8 million).
(b) Non-controlling interest – Redeemable Partnership Units held by Brookfield

	Non-controlling interest – Redeemable Partnership Units held by Brookfield
UNITS MILLIONS	As of and for the six-month period ended June 30, 2019	As of and for the 12 month period ended Dec. 31, 2018
Opening balance	115.8	115.8
Ending balance	115.8	115.8

The weighted average number of Redeemable Partnership Units outstanding for the three and six-month periods ended June 30, 2019 was 115.8 million (2018: 115.8 million for the three and six-month periods).

	Non-controlling interest – Redeemable Partnership Units held by Brookfield
US$ MILLIONS	As of and for the six-month period ended June 30, 2019	As of and for the 12 month period ended Dec. 31, 2018
Opening balance	$2,078	$2,078
Ending balance	$2,078	$2,078

(c) Non-controlling interest – Exchange LP Units

	Non-controlling interest – Exchange LP Units
UNITS MILLIONS	As of and for the six-month period ended June 30, 2019	As of and for the 12 month period ended Dec. 31, 2018
Opening balance	4.4	—
Issued for cash	—	5.7
Exchange LP conversion	(3.1)	(1.3)
Ending balance	1.3	4.4

	Non-controlling interest – Exchange LP Units
US$ MILLIONS	As of and for the six-month period ended June 30, 2019	As of and for the 12 month period ended Dec. 31, 2018
Opening balance	$212	$—
Unit issuance	—	232
Exchange LP conversion	(51)	(20)
Ending balance	$161	$212

On October 16, 2018, Brookfield Infrastructure Partners Exchange LP (“Exchange LP”), a subsidiary of our partnership, issued 5.7 million Exchange LP Units for proceeds of $232 million in connection with the privatization of Enercare Inc. The Exchange LP Units provide holders with economic terms that are substantially equivalent to those of our units and are exchangeable, on a one-for-one basis, for our units. Given the exchangeable feature, we present the Exchange LP Units as a component of non-controlling interests.
During the six months ended June 30, 2019, Exchange LP unitholders exchanged 3.1 million Exchange LP units for $51 million limited partners’ capital.
(d) Preferred Unitholders’ Capital

	Preferred Units
UNITS MILLIONS	As of and for the six-month period ended June 30, 2019	As of and for the 12 month period ended Dec. 31, 2018
Opening balance	49.9	32.0
Issued for cash	—	18.0
Repurchased and cancelled	—	(0.1)
Ending balance	49.9	49.9

	Preferred Units
US$ MILLIONS	As of and for the six-month period ended June 30, 2019	As of and for the 12 month period ended Dec. 31, 2018
Opening balance	$936	$595
Unit issuance	—	342
Repurchased and cancelled	(1)	(1)
Ending balance	$935	$936

During the six months ended June 30, 2019, our partnership repurchased and cancelled less than 0.1 million preferred units for $1 million.
In September 2018, our partnership issued 10 million Series 11 Preferred Units, at C$25 per unit with a quarterly fixed distribution at a rate of 5.10% annually for the initial period ending December 31, 2023. In total, $190 million or C$250 million of gross proceeds were raised and $5 million in underwriting and issuance costs were incurred.
In January 2018, our partnership issued 8 million Series 9 Preferred Units, at C$25 per unit with a quarterly fixed distribution at a rate of 5.00% annually for the initial period ending March 31, 2023. In total, $161 million or C$200 million of gross proceeds were raised and $4 million in underwriting and issuance costs were incurred.